FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of financial instrument assets recorded at fair value

Financial instrument assets recorded at fair value as of December 31 are as follows (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$20,462	$—	$—	$20,462
Derivative assets:
Interest rate swaps	—	9,032	—	9,032
	$20,462	$9,032	$—	$29,494

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

Schedule of financial instrument liabilities recorded or disclosed at fair value

Financial instrument liabilities recorded or disclosed at fair value as of December 31 are as follows (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,112,990	$—	$1,112,990
Senior Notes	—	297,354	—	297,354
	$—	$1,410,344	$—	$1,410,344

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,475,759	$—	$1,475,759
Senior Notes	—	318,375	—	318,375
Contingent Consideration	—	—	14,039	14,039
Derivative liabilities:
Interest Rate Swap Contracts	—	13,759	—	13,759
	$—	$1,807,893	$14,039	$1,821,932

Schedule of quantitative information associated with the fair value measurements of Company's Level 3 inputs

	Fair Value as of
	December 31, 2022	Valuation
	(in thousands)	Technique	Unobservable Input	Range
Contingent Consideration	$—	Probability-adjusted discounted cash flow	Probabilities of success	—%
			Years until milestone is expected to be achieved	1.57	years
			Discount rate	9.94%

Schedule of changes in the fair value of the contingent consideration

The following table presents changes in the fair value of the Contingent Consideration for the years ended December 31 (in thousands):

	Year end December 31,
	2022	2021
Balance, beginning of period	$14,039	$—
Issuance of Contingent Consideration in connection with acquisition	—	13,200
Payment	(10,000)	—
Change in fair value of Contingent Consideration	(4,039)	839
Balance, end of period	$—	$14,039

The following table presents the change in the fair value of the Private Placement Warrants for the year ended December 31, 2022 (in thousands):

Year end December 31,
2022
Balance, beginning of period	$—
Assumed in Business Combination (Note 3)	56,237
Change in fair value	176,616
Exercise	(232,853)
Balance, end of period	$—